Tax - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Income before tax	$ 660.4	$ 717.5	$ 656.7
Income Tax Expense (Benefit), Amount [Abstract]
UK income tax effect	165.1	179.4	164.2
Foreign tax effects	7.2	11.9	4.6
Effect of changes in tax laws or rates enacted in the current period	0.0	0.4	(0.3)
Changes in valuation allowances	1.6	(5.0)	0.0
Nontaxable or nondeductible items (Amount)	(11.4)	(16.1)	(15.1)
Changes in unrecognized tax benefits	0.0	0.0	4.0
Other	(0.8)	(3.4)	(2.2)
Tax (benefit)/expense	$ 161.7	$ 167.2	$ 155.2
Income Tax Rate, Percent [Abstract]
UK income tax effect, rate	25.00%	25.00%	25.00%
Foreign tax effects, rate	1.09%	1.66%	0.70%
Effect of changes in tax laws or rates enacted in the current period, rate	0.00%	0.06%	(0.05%)
Changes in valuation allowances, rate	0.24%	(0.70%)	0.00%
Nontaxable or nondeductible items, rate	(1.71%)	(2.24%)	(2.30%)
Changes in unrecognized tax benefits, rate	0.00%	0.00%	0.61%
Other (Percent)	(0.13%)	(0.48%)	(0.34%)
Reported income tax (benefit)/expense, rate	24.49%	23.30%	23.62%
Effective tax rate	24.49%	23.30%	23.62%